Share Repurchase Program	6 Months Ended
Jun. 30, 2026
Disclosure Text Block [Abstract]
Share Repurchase Program

11. Share Repurchase Program

In November 2023, the Board approved a share repurchase program (the “Share Repurchase Program”), authorizing the Company to repurchase up to $50,000 of common shares outstanding. During the year ended December 31, 2025, the Board authorized the Company to repurchase an additional $140,000 of common shares under the Share Repurchase Program. Under the Share Repurchase Program, management is authorized to purchase common shares from time to time through open market purchases or privately negotiated transactions at prevailing prices as permitted by securities laws and other legal requirements, and subject to market conditions and other factors.

During the three months ended June 30, 2026 and 2025, the Company repurchased 966,860 and 1,491,795 of its common shares for consideration of $8,194 and $20,000, respectively, at an average price of $8.47 and $13.41 per share. During the six months ended June 30, 2026 and 2025, the Company repurchased 1,554,960 and 2,104,405, respectively, of its common shares for consideration of $13,028 and $29,998, respectively, at an average price of $8.38 and $14.25 per share. These repurchases are recorded at cost as treasury shares within the unaudited consolidated statements of financial position and unaudited consolidated statements of shareholders' equity.

As of June 30, 2026, a total of $42,358 remained available for future repurchases of our common shares under our Share Repurchase Program.